Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2026
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	2026	2025
Accounts receivable (note a)	$15,965,110	$10,336,230
Less: allowance for credit losses (note b)	(8,500,074)	(303,925)
Accounts receivable, net	$7,465,036	$10,032,305
(a)	Accounts receivable, net from joint ventures was approximately US$1,261,818 and US$1,363,517 as of March 31, 2026 and 2025, respectively.

(b)	Allowance for credit losses recognized for accounts receivable from joint ventures was approximately US$280,326 and US$190,322 as of March 31, 2026 and 2025, respectively.

As of March 31, 2026 and 2025, accounts receivable, net amounted to US$3,220,058 and US$1,586,814 were past due for more than 90 days, respectively.

Schedule of Allowance for Credit Losses

Activity in the allowance for credit losses consists of the following for the years ended March 31:

	2026	2025
Balance at beginning of the year	$303,925	$116,567
Net provision for allowance for credit losses	8,533,275	303,362
Recoveries	(302,818)	(116,972)
Exchange difference	(34,308)	968
Balance at end of the year	$8,500,074	$303,925